INTANGIBLE ASSETS, NET (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
2019	$ 352
2020	332
2021	284
2022	272
Thereafter	13
Finite-Lived Intangible Assets, Net	$ 1,253	$ 2,000